SUBSEQUENT EVENT (Details Narrative)	Aug. 11, 2026 $ / shares shares	Jul. 24, 2026 HKD ($)	Aug. 10, 2026 shares	Jul. 24, 2026 USD ($) shares	Jul. 16, 2026 USD ($) $ / shares shares	Jul. 16, 2026 HKD ($) shares	Mar. 31, 2026 $ / shares shares	Mar. 31, 2026 $ / shares shares	Jan. 12, 2026 $ / shares shares	Mar. 31, 2025 shares	Mar. 31, 2024 shares	Jun. 16, 1992 shares
IfrsStatementLineItems [Line Items]
Par value per share | (per share)							$ 0.001	$ 0.0078
Number of shares authorized							50,000,000	50,000,000
Warrants [member]
IfrsStatementLineItems [Line Items]
Number of shares issued									62,500
Exercise price | $ / shares									$ 4.00
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued							2,875,000	2,875,000			2,875,000
Number of shares allot and issue										12,875,000	10,000,000
Joyful star limited [member]
IfrsStatementLineItems [Line Items]
Number of shares issued												7,000,000
Nonadjusting events after reporting period [member]
IfrsStatementLineItems [Line Items]
Share capital issuance description	the authorized share capital of the Company be increased from US$50,000 divided into 50,000,000 shares of a par value of US$0.001 each to US$5,000,000 divided into 5,000,000,000 shares of a par value of US$0.001 each, by the creation of an additional 4,950,000,000 shares of a par value of US$0.001 each ranking pari passu with the existing shares of the Company (the “Share Capital Increase”)
Number of shares authorized			50,000,000
Description of re-classification and re-designation of share capital	the authorized share capital of the Company shall be re-classified by re-classifying 5,000,000,000 shares of a par value of US$0.001 each into 4,993,640,000 class A ordinary shares of a par value of US$0.001 each (the “Class A Shares”, each such share carrying one (1) vote per share with all rights, restrictions and privileges remaining identical to the existing shares of the Company) and 6,360,000 class B ordinary shares of a par value of US$0.001 each (the “Class B Shares”, each such share carrying fifty (50) votes per share with such rights, restrictions and privileges as set out in the New M&A (as defined below)) (the Class A Shares together with the Class B Shares, the “Shares”) so that the authorized share capital of the Company shall be US$5,000,000 divided into 5,000,000,000 shares of a par value of US$0.001 each comprised of 4,993,640,000 Class A Shares of a par value of US$0.001 each and 6,360,000 Class B Shares of a par value of US$0.001 each, such shares having the rights, restrictions and privileges as set out in the New M&A (as defined below)
Nonadjusting events after reporting period [member] | Reclassifying [Member]
IfrsStatementLineItems [Line Items]
Par value per share | $ / shares	$ 0.001
Number of shares authorized	5,000,000,000
Nonadjusting events after reporting period [member] | Class A ordinary shares [Member] | Reclassifying [Member]
IfrsStatementLineItems [Line Items]
Par value per share | $ / shares	$ 0.001
Number of shares authorized	4,993,640,000
Nonadjusting events after reporting period [member] | Class B ordinary shares [Member] | Reclassifying [Member]
IfrsStatementLineItems [Line Items]
Par value per share | $ / shares	$ 0.001
Number of shares authorized	6,360,000
Nonadjusting events after reporting period [member] | Joyful star limited [member] | Class A ordinary shares [Member] | Re-designation [Member]
IfrsStatementLineItems [Line Items]
Number of shares held	5,280,000
Nonadjusting events after reporting period [member] | Joyful star limited [member] | Class B ordinary shares [Member] | Re-designation [Member]
IfrsStatementLineItems [Line Items]
Number of shares allot and issue	5,280,000
Nonadjusting events after reporting period [member] | Green circle limited [member] | Class A ordinary shares [Member] | Re-designation [Member]
IfrsStatementLineItems [Line Items]
Number of shares held	1,080,000
Nonadjusting events after reporting period [member] | Green circle limited [member] | Class B ordinary shares [Member] | Re-designation [Member]
IfrsStatementLineItems [Line Items]
Number of shares allot and issue	1,080,000
Nonadjusting events after reporting period [member] | Placement agency agreement [member] | Revere Securities LLC [Member]
IfrsStatementLineItems [Line Items]
Principal amount | $				$ 10,000,000	$ 10,000,000
Aggregate subscription price | $					$ 8,000,000
Proceeds from funded before deducting placement agent fees and other offering expenses payable | $		$ 2,000,000
Nonadjusting events after reporting period [member] | Placement agency agreement [member] | Revere Securities LLC [Member] | Warrants [member]
IfrsStatementLineItems [Line Items]
Par value per share | $ / shares					$ 0.001
Exercise price | $ / shares					$ 2.00
Nonadjusting events after reporting period [member] | Placement agency agreement [member] | Revere Securities LLC [Member] | Warrants [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Number of shares issued				29,122,679	29,122,679	29,122,679
Nonadjusting events after reporting period [member] | Placement agency agreement [member] | Revere Securities LLC [Member] | Pre-funded warrants [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Number of shares issued				1,143,962
Nonadjusting events after reporting period [member] | Placement agency agreement [member] | Revere Securities LLC [Member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued				676,205
Nonadjusting events after reporting period [member] | Securities Purchase Agreement [Member]
IfrsStatementLineItems [Line Items]
Purchase of ordinary shares | $						$ 100,000,000